Operating Segmentation (Tables)	3 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended April 30, 2025	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$2,359	$2,122	$369	$474	$(227)	$5,097
Non-interest revenue	615	406	1,159	1,305	97	3,582
Total Revenue	2,974	2,528	1,528	1,779	(130)	8,679
Provision for credit losses on impaired loans	476	247	2	28	12	765
Provision for (recovery of) credit losses on performing loans	132	87	6	73	(9)	289
Total provision for credit losses	608	334	8	101	3	1,054
Depreciation and amortization	157	243	65	79	-	544
Non-interest expense	1,132	1,263	976	1,021	83	4,475
Income (loss) before taxes and non-controlling interest in subsidiaries	1,077	688	479	578	(216)	2,606
Provision for (recovery of) income taxes	295	142	118	147	(58)	644
Reported net income (loss)	$782	$546	$361	$431	$(158)	$1,962
Non-controlling interest in subsidiaries	$-	$5	$-	$-	$(3)	$2
Net income (loss) attributable to bank shareholders	$782	$541	$361	$431	$(155)	$1,960
Average assets (3)	$343,799	$243,601	$71,033	$564,034	$281,216	$1,503,683

For the three months ended April 30, 2024	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$2,154	$1,994	$322	$358	$(313)	$4,515
Non-interest revenue	665	395	1,071	1,303	25	3,459
Total Revenue	2,819	2,389	1,393	1,661	(288)	7,974
Provision for credit losses on impaired loans	295	288	6	61	8	658
Provision for (recovery of) credit losses on performing loans	103	(7)	(13)	(9)	(27)	47
Total provision for (recovery of) credit losses	398	281	(7)	52	(19)	705
Depreciation and amortization	145	238	67	74	-	524
Non-interest expense	1,071	1,203	911	954	181	4,320
Income (loss) before taxes and non-controlling interest in subsidiaries	1,205	667	422	581	(450)	2,425
Provision for (recovery of) income taxes	333	124	102	122	(122)	559
Reported net income (loss)	$872	$543	$320	$459	$(328)	$1,866
Non-controlling interest in subsidiaries	$-	$4	$-	$-	$-	$4
Net income (loss) attributable to bank shareholders	$872	$539	$320	$459	$(328)	$1,862
Average assets (3)	$323,710	$236,135	$63,673	$455,916	$271,005	$1,350,439

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for three months ended April 30, 2025 are $1,308,774 million, including $341,885 million for Canadian P&C, $223,071 million for U.S. P&C, and $743,818 million for all other operating segments including Corporate Services (for three months ended April 30, 2024

- Total: $1,216,579 million, Canadian P&C: $312,320 million, U.S. P&C: $215,614 million and all other operating segments: $688,645 million).

(Canadian $ in millions)
For the six months ended April 30, 2025	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$4,744	$4,327	$724	$1,173	$(473)	$10,495
Non-interest revenue	1,295	877	2,390	2,679	209	7,450
Total Revenue	6,039	5,204	3,114	3,852	(264)	17,945
Provision for credit losses on impaired loans	967	559	3	63	32	1,624
Provision for (recovery of) credit losses on performing loans	183	189	5	84	(20)	441
Total provision for credit losses	1,150	748	8	147	12	2,065
Depreciation and amortization	310	483	132	164	-	1,089
Non-interest expense	2,269	2,561	2,004	2,191	332	9,357
Income (loss) before taxes and non-controlling interest in subsidiaries	2,310	1,412	970	1,350	(608)	5,434
Provision for (recovery of) income taxes	634	286	240	332	(158)	1,334
Reported net income (loss)	$1,676	$1,126	$730	$1,018	$(450)	$4,100
Non-controlling interest in subsidiaries	$-	$5	$-	$-	$1	$6
Net income (loss) attributable to bank shareholders	$1,676	$1,121	$730	$1,018	$(451)	$4,094
Average assets (3)	$342,623	$245,950	$70,511	$571,605	$282,057	$1,512,746

For the six months ended April 30, 2024	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	$4,295	$4,052	$647	$863	$(621)	$9,236
Non-interest revenue	1,302	791	2,074	2,387	(144)	6,410
Total Revenue	5,597	4,843	2,721	3,250	(765)	15,646
Provision for credit losses on impaired loans	533	471	9	72	46	1,131
Provision for (recovery of) credit losses on performing loans	160	100	(3)	(42)	(14)	201
Total provision for credit losses	693	571	6	30	32	1,332
Depreciation and amortization	288	484	133	151	-	1,056
Non-interest expense	2,138	2,423	1,842	1,993	781	9,177
Income (loss) before taxes and non-controlling interest in subsidiaries	2,478	1,365	740	1,076	(1,578)	4,081
Provision for (recovery of) income taxes	685	262	180	224	(428)	923
Reported net income (loss)	$1,793	$1,103	$560	$852	$(1,150)	$3,158
Non-controlling interest in subsidiaries	$-	$4	$-	$-	$2	$6
Net income (loss) attributable to bank shareholders	$1,793	$1,099	$560	$852	$(1,152)	$3,152
Average assets (3)	$322,349	$234,219	$63,093	$446,962	$269,435	$1,336,058

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for six months ended April 30, 2025 are $1,314,247 million, including $340,584 million for Canadian P&C, $225,177 million for U.S. P&C, and $748,486 million for all other operating segments including Corporate Services (for six months ended April 30, 2024 - Total: $1,205,372 million, Canadian P&C: $309,883 million, U.S. P&C: $213,955 million and all other operating segments: $681,534 million).